Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 01, 2020
Entity Registrant Name	BNY Mellon Strategic Funds, Inc.
Entity Central Index Key	0000737520
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 01, 2020
Document Effective Date	Dec. 01, 2020
Prospectus Date	May 01, 2020
BNY MELLON ACTIVE MIDCAP FUND | Class Y
Prospectus:
Trading Symbol	DNLYX
BNY MELLON ACTIVE MIDCAP FUND | Class I
Prospectus:
Trading Symbol	DNLRX
BNY MELLON ACTIVE MIDCAP FUND | Class C
Prospectus:
Trading Symbol	DNLCX
BNY MELLON ACTIVE MIDCAP FUND | Class A
Prospectus:
Trading Symbol	DNLDX